VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Australia—4.1%
National Storage REIT	3,284,962	$ 5,189
NEXTDC Ltd.(1)	436,976	2,707
Scentre Group	3,176,100	6,228
		14,124

Belgium—1.6%
Aedifica S.A.	27,381	2,222
Warehouses De Pauw CVA	122,541	3,502
		5,724

Canada—3.3%
Allied Properties Real Estate Investment Trust	156,550	2,960
Boardwalk Real Estate Investment Trust	96,677	3,529
Granite Real Estate Investment Trust	96,579	4,928
		11,417

China—1.0%
Hang Lung Properties Ltd.	1,822,700	3,563
France—1.3%
Klepierre S.A.(1)	189,894	4,376
Germany—1.8%
Aroundtown S.A.	762,680	1,782
Vonovia SE	188,678	4,448
		6,230

Hong Kong—3.4%
Link REIT	628,000	4,610
Swire Properties Ltd.	2,431,000	6,179
Wharf Real Estate Investment Co., Ltd.	210,000	1,224
		12,013

India—1.0%
Capitaland India Trust	4,200,700	3,544
Ireland—0.7%
Irish Residential Properties REIT plc	1,959,468	2,337
Japan—8.4%
Mitsubishi Estate Co., Ltd.	1,017,800	13,269
Mitsui Fudosan Logistics Park, Inc.	1,685	6,176
Nippon Prologis REIT, Inc.	1,464	3,441
Orix JREIT, Inc.	4,455	6,331
		29,217

Singapore—1.1%
CapitaLand Integrated Commercial Trust	2,441,000	3,718
Spain—1.2%
Merlin Properties Socimi S.A.	463,400	4,353
Sweden—2.0%
Castellum AB	281,311	3,404
	Shares	Value

Sweden—continued
Catena AB	93,191	$ 3,470
		6,874

United Kingdom—5.1%
Derwent London plc	93,210	2,668
Safestore Holdings plc	321,947	3,678
Segro plc	184,528	1,704
UNITE Group plc (The)	642,807	7,072
Workspace Group plc	506,772	2,724
		17,846

United States—63.1%
Alexandria Real Estate Equities, Inc.	30,329	4,418
American Homes 4 Rent Class A	257,150	7,750
American Tower Corp.	15,400	3,263
Apartment Income REIT Corp.	150,378	5,159
AvalonBay Communities, Inc.	64,665	10,445
Brixmor Property Group, Inc.	309,133	7,008
Cousins Properties, Inc.	227,200	5,746
CubeSmart	262,875	10,581
Douglas Emmett, Inc.	234,205	3,672
Equinix, Inc.	25,225	16,523
Equity Residential	43,365	2,559
Extra Space Storage, Inc.	62,765	9,238
Healthpeak Properties, Inc.	255,000	6,393
Host Hotels & Resorts, Inc.	147,466	2,367
Invitation Homes, Inc.	210,410	6,237
Mid-America Apartment Communities, Inc.	73,000	11,460
Prologis, Inc.	263,118	29,661
Public Storage	21,000	5,884
Realty Income Corp.	57,350	3,638
Regency Centers Corp.	88,350	5,522
Rexford Industrial Realty, Inc.	105,600	5,770
Ryman Hospitality Properties, Inc.	33,735	2,759
SBA Communications, Corp. Class A	17,750	4,976
Simon Property Group, Inc.	29,846	3,506
Spirit Realty Capital, Inc.	149,726	5,979
Sun Communities, Inc.	99,779	14,268
Ventas, Inc.	187,550	8,449
VICI Properties, Inc.	106,250	3,442
Welltower, Inc.	206,000	13,503
		220,176

Total Common Stocks (Identified Cost $348,154)		345,512

Total Long-Term Investments—99.1% (Identified Cost $348,154)		345,512

See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(2)	2,420,450	$ 2,420
Total Short-Term Investment (Identified Cost $2,420)		2,420

TOTAL INVESTMENTS—99.8% (Identified Cost $350,574)		$347,932
Other assets and liabilities, net—0.2%		758
NET ASSETS—100.0%		$348,690

Abbreviation:
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	64%
Japan	8
United Kingdom	5
Australia	4
Hong Kong	4
Canada	3
Sweden	2
Other	10
Total	100%
† % of total investments as of December 31, 2022.

The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$345,512	$345,512
Money Market Mutual Fund	2,420	2,420
Total Investments	$347,932	$347,932
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at t December 31, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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